Summary of options outstanding and exercisable (Details)	Number Outstanding	Weighted Average Remaining Contractual Life (Options Outstanding)	Weighted-Average Exercise Price (Options Outstanding)	Number Exercisable	Weighted-Average Exercise Price (Options Exercisable)	Weighted Average Remaining Contractual Life (Options Exercisable)
Balance of options outstanding and exercisable at Jan. 01, 2013	0
Exercise Price 25.00	2,500	4.35	25	2,500	25	4.35
Exercise Price 13.50	5,480	5.46	13.5	5,480	1,350	5.46
Exercise Price 12.50	2,000	6.78	12.5	2,000	12.5	6.78
Exercise Price 8.50	30,500	7.5	8.5	27,084	8.5	7.75
Exercise Price 5.00	14,800	7.79	5	11,500	5	7.79
Exercise Price 0.25	11,000,000	4.18	0.25	5,041,675	0.25	4.18
Exercise Price 0.65	55,386	9.18	0.65	55,386	0.65	9.18
Exercise Price 0.63	57,144	4.5	0.63	57,144	0.63	4.5
Exercise Price 0.51	285,150	4.62	0.51	142,577	0.51	4.62
Exercise Price total	11,452,960	4.23	0.3	5,345,346	0.32	4.25
Balance of options outstanding and exercisable at Dec. 31, 2013
Balance of options outstanding and exercisable at Dec. 31, 2013
Balance of options outstanding and exercisable at Dec. 31, 2013
Balance of options outstanding and exercisable at Jan. 01, 2014	0
Exercise Price 25.00	2,500	3.85	25	2,500	25	3.85
Exercise Price 13.50	5,480	4.96	13.5	5,480	1,350	4.96
Exercise Price 12.50	2,000	6.29	12.5	2,000	12.5	6.29
Exercise Price 8.50	30,500	7.01	8.5	30,500	8.5	7.01
Exercise Price 5.00	14,800	7.3	5	13,600	5	7.3
Exercise Price 0.25	11,000,000	3.68	0.25	6,416,673	0.25	3.68
Exercise Price 0.65	55,386	7.09	0.65	55,386	0.65	7.09
Exercise Price 0.63	57,144	4	0.63	57,144	0.63	4
Exercise Price 0.51	285,150	5.79	0.51	285,150	0.51	5.79
Exercise Price total	11,452,960	3.77	0.3	6,868,433	0.3	3.77
Balance of options outstanding and exercisable at Jun. 30, 2014	0